VOYA FUNDS TRUST

Voya High Yield Bond Fund

(the “Fund”)

VOYA INVESTORS TRUST

Voya High Yield Portfolio

(the “Portfolio”)

Supplement dated March 29, 2018

to the Fund’s Class A, Class C, Class I, Class P, Class R, and Class W Prospectus,

Class R6 Prospectus, and Class T Prospectus

(each a “Prospectus” and collectively the “Prospectuses”),

and related Statement of Additional Information (the “SAI”),

each dated July 31, 2017

to the Fund’s Class P3 Prospectus (the “Prospectus”)

and Statement of Additional Information (the “SAI),

each dated February 2, 2018

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus,

and related Summary Prospectus

(each a “Prospectus” and collectively the “Prospectuses”),

and related Statement of Additional Information (the “SAI”),

each dated May 1, 2017

Effective March 31, 2018, Matthew Toms no longer serves as a portfolio manager for the Fund or Portfolio. Effective March 31, 2018, the Fund’s and Portfolio’s Prospectuses and SAIs are hereby revised as follows:

1.	All references to Matthew Toms as a portfolio manager for the Fund and Portfolio are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Rick Cumberledge, CFA	Randall Parrish, CFA
Portfolio Manager (since 08/13)	Portfolio Manager (since 03/07)

3.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Rick Cumberledge, CFA	Randall Parrish, CFA
Portfolio Manager (since 02/14)	Portfolio Manager (since 02/14)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE